1933 Act/Rule 485(b)

November 12, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Virtus Equity Trust
File Nos. 002-16590 and 811-00945
Post-Effective Amendment No. 102

To the Commission Staff:

On behalf of Virtus Equity Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 102 to Registrant’s Registration Statement on Form N-1A.

This amendment reflects revisions made in response to comments received on our previous amendment filing (registering a new class of shares, Class R6 Shares, for Virtus Mid-Cap Value Fund and Virtus Small-Cap Core Fund) from our examiner, Elisabeth Besinger, which responses have been submitted by letter filed on November 12, 2014.

In accordance with Rule 485(b)(4), I hereby represent that Post-Effective Amendment No. 102 to the Registrant’s Registration Statement does not contain any disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please contact Ann Flood at (860) 263-4746, or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Sincerely,

/s/ Kevin J. Carr

Kevin J. Carr

Vice President, Counsel and

Chief Legal Officer

Virtus Mutual Funds

cc: Ann Flood

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